Related parties - Schedule of Disclosure of Transactions Between Liabilities and Receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related party transactions [abstract]
Collections	€ 13,196	€ 24,978
Payments	(5,486)	0
Net collections	7,710	24,978
Receivables	2,136	2,974
Liabilities	(5,431)	(35,990)
Net receivables (liabilities)	€ (3,295)	€ (33,016)